Goodwill (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Goodwill [Line Items]
Accumulated impairment	R 43,600	R 43,600
Value of equity	19,900,000	25,800,000
Goodwill impairment		43,600
Value in use		47,300
Goodwill [member]
Goodwill [Line Items]
Goodwill impairment		R 43,600